Note 41 - Gains (losses) on financial assets and liabilities (net) and Exchange Differences - Derivatives - Hedge accounting (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	€ 1,187,000,000	€ 705,000,000	€ 1,136,000,000
Trading Derivatives [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	270,000,000	(1,187,000,000)	790,000,000
Trading Derivatives [Member] | Interest Rate Risk Member
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	269,000,000	(85,000,000)	61,000,000
Trading Derivatives [Member] | Securities Agreements [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	(36,000,000)	(1,072,000,000)	298,000,000
Trading Derivatives [Member] | Commodities Risk [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	1,000,000	5,000,000	(2,000,000)
Trading Derivatives [Member] | Credit Risk Member
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	(89,000,000)	74,000,000	(109,000,000)
Trading Derivatives [Member] | Foreign Exchange And Gold Risk [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	88,000,000	(75,000,000)	565,000,000
Trading Derivatives [Member] | Other Risk [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	37,000,000	(35,000,000)	(24,000,000)
Hedging Derivatives Ineffectiveness [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	7,000,000	55,000,000	69,000,000
Hedging Derivatives Ineffectiveness [Member] | Fair Value Risk [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	5,000,000	55,000,000	68,000,000
Hedging Derivatives Ineffectiveness [Member] | Hedging Derivatives [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	(151,000,000)	(36,000,000)	(135,000,000)
Hedging Derivatives Ineffectiveness [Member] | Hedged Item
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	156,000,000	91,000,000	203,000,000
Hedging Derivatives Ineffectiveness [Member] | Cash Flow Risk [Member]
Gains or losses en financial assets and liabilities trading derivatives line items
Equity Instruments, gains (losses) on financial instruments	€ 2,000,000	€ 0	€ 1,000,000